FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT
Summary of available-for-sale securities

		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(in thousands)

Equity securities March 31, 2015	$64,462	$86,986	$—	$151,448
Equity securities September 30, 2014	$64,462	$157,838	$—	$222,300

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Equity Securities:
September 30, 2014	$64,462	$157,838	$—	$222,300
September 30, 2013	$68,434	$237,214	$—	$305,648

Summary of assets measured at fair value on a recurring basis

The following table summarizes our assets measured at fair value on a recurring basis presented in our Consolidated Condensed Balance Sheet as of March 31, 2015:

		Quoted Prices
	Total	in Active	Significant
	Measure	Markets for	Other	Significant
	at	Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(in thousands)

Assets:
Cash and cash equivalents	$719,127	$719,127	$—	$—
Equity securities	151,448	151,448	—	—
Other current assets	36,340	36,090	250	—
Other assets	2,000	2,000	—	—
Total assets measured at fair value	$908,915	$908,665	$250	$—

        The following table summarizes our assets measured at fair value on a recurring basis presented in our Consolidated Balance Sheets as of September 30, 2014:

	Total Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents	$360,909	$360,909	$—	$—
Investments	222,300	222,300	—	—
Other current assets	35,450	35,200	250	—
Other assets	2,000	2,000	—	—

Total assets measured at fair value	$620,659	$620,409	$250	$—

Summary of supplemental fair value information about long-term fixed-rate debt
	March 31,	September 30,
	2015	2014
	(in millions)

Carrying value of long-term fixed-rate debt	$572.1	$79.0
Fair value of long-term fixed-rate debt	$597.2	$84.3

	September 30,
	2014 (as adjusted)	2013 (as adjusted)
	(in millions)
Carrying value of long-term fixed-rate debt	$79.0	$193.7
Fair value of long-term fixed-rate debt	$84.3	$205.4